SUPPLEMENT dated August 22, 2014,

to

THORNBURG FUNDS PROSPECTUS

dated February 1, 2014 (the “Prospectus”),

THORNBURG LOW DURATION FUNDS PROSPECTUS dated

December 30, 2013 (the “Low Duration Funds Prospectus”),

THORNBURG INVESTMENT TRUST’S STATEMENT OF

ADDITIONAL INFORMATION dated February 1, 2014

(the “SAI”),

and

THORNBURG INVESTMENT TRUST’S STATEMENT OF

ADDITIONAL INFORMATION dated December 30, 2013 for

Thornburg Low Duration Municipal Fund and Thornburg Low

Duration Income Fund (the “Low Duration Funds SAI”).

1.	The second footnote which appears beginning on page 74 of the Prospectus beneath the table entitled “Class A Shares Total Sales Charge” is deleted and replaced with the following:

**	There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (“CDSC”) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 0.50% for Strategic Municipal Income Fund and the Limited Term and Intermediate Term Funds shown above, 1% for Strategic Income Fund and for the Equity Funds shown above, and may be subject to waiver or reduction under the circumstances described in the Statement of Additional Information. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for Strategic Municipal Income Fund or for any of the Limited Term or Intermediate Term Funds of up to 0.50% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission to financial advisors who place an order for a single purchaser for Strategic Income Fund or for any of the Equity Funds of up to 1% for any portion of the order from $1 million to $2 million, 0.70% for any portion of the order exceeding $2 million up to $4 million, and 0.50% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

2.	The paragraph on page 76 of the Prospectus entitled “Investors Purchasing $1 Million or More” is deleted and replaced with the following:

Investors Purchasing $1 Million or More. However, a contingent deferred sales charge of 0.50% (1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund) applies to shares redeemed within one year of purchase. This contingent deferred sales charge may be waived or reduced under the circumstances described in the Statement of Additional Information.

3.	The second footnote which appears beginning on page 17 of the Low Duration Funds Prospectus beneath the table entitled “Class A Shares Total Sales Charge” is deleted and replaced with the following:

**	There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (“CDSC”) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 0.50% for each Fund and may be subject to waiver or reduction under the circumstances described in the Statement of Additional Information. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for either Fund of up to 0.50% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

4.	The paragraph on page 18 of the Low Duration Funds Prospectus entitled “Investors Purchasing $1 Million or More” is deleted and replaced with the following:

Investors Purchasing $1 Million or More. However, a contingent deferred sales charge of 0.50% applies to shares redeemed within one year of purchase. This contingent deferred sales charge may be waived or reduced under the circumstances described in the Statement of Additional Information.

5.	The subsection on page 107 of the SAI entitled “Waivers of CDSCs on Redemptions of Class B and Class C Shares” is deleted and replaced with the following:

Waivers of CDSCs on Redemptions

The contingent deferred sales charge (CDSC) imposed on certain redemptions of Class A shares, and on redemptions of Class B and Class C shares, will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC imposed on redemptions of Class B and Class C shares also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

6.	The following paragraph is added to the Low Duration Funds SAI after the third paragraph under the heading “Additional Information Respecting Purchase and Redemption of Shares”:

Waivers of CDSCs on Redemptions

The contingent deferred sales charge (CDSC) imposed on certain redemptions of Class A shares will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed.

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